Investment in Gold (Tables)		7 Months Ended
	Aug. 24, 2017	Mar. 31, 2018
Investment In Gold
Schedule of Investment in Gold

Changes in ounces of gold and their respective values for the three-month period ended March 31, 2018.

Amounts in 000’s of US$, except for ounces data	Ounces	Fair Value
Opening balance as of December 31, 2017	3,997.962	$5,183
Gold bullion contributed	6,994.197	9,211
Gold bullion distributed	(3.286)	(5)
Change in unrealized appreciation	-	159
Ending balance as of March 31, 2018	10,988,873	$14,548

Changes in ounces of gold and their respective values from August 24, 2017(1) to March 31, 2018.

Amounts in 000’s of US$, except for ounces data	Ounces	Fair Value
Opening balance as of August 24, 2017(1)(2)	2,000.000	$2,578
Gold bullion contributed	8,993.975	11,830
Gold bullion distributed	(5.102)	(7)
Change in unrealized appreciation	-	147
Ending balance as of March 31, 2018	10,988,873	$14,548

(1) Operations commenced on August 24, 2017. See Note 1.

(2) The amount represents the initial deposit made on August 24, 2017.

Schedule of Changes in Fair Value of Gold

The following represents the changes in ounces of gold and the respective fair value at August 24, 2017.

	Amount in ounces	Amount in US$
Opening balance	—	—
Creations	2,000	$2,578,000
Redemption	—	—
Sales of Gold	—	—
Balance as of August 24, 2017	2,000	$2,578,000